OTHER NON-CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES
The components of other non-current liabilities are as follows:

(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Accounts payable and accrued liabilities	$704	$694
Lease liabilities(1)	1,288	1,243
Derivative liabilities	347	185
Deferred revenue	28	26
Provisions	11	12
Loans and notes payables	27	28
Total other non-current liabilities	$2,405	$2,188
(1)For the three and six months ended June 30, 2024, interest expense relating to total lease liabilities (see Note 15, Accounts Payable And Other Liabilities, for the current portion) was $26 million and $47 million, respectively (2023 - $20 million and $41 million).